Condensed financial information of Plastec Technologies, Ltd. (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Condensed Income Statements, Captions [Line Items]
Revenues	933,888	911,294	1,167,115	1,313,818	1,291,223	1,323,533
Other incomes	6,266	1,600	2,508	7,098	2,431	4,711
Finance costs	(1,559)	(1,880)	(1,160)	(2,374)	(2,695)	(3,008)
Income/(loss) before income tax expense	63,167	53,414	84,614	76,989	67,215	166,420
Income tax expense	3,344	13,379	3,734	6,777	16,811	33,106
Total comprehensive income /(loss)	59,823	40,035	80,880	70,212	50,404	133,314
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0		224,758		0	0
Other incomes	3,323		12,018		4,803	152
Administrative expenses	(2,243)		(4,281)		(4,163)	(11,474)
Finance costs	(3)		0		0	0
Income/(loss) before income tax expense	1,077		232,495		640	(11,322)
Income tax expense	0		(1,379)		0	0
Total comprehensive income /(loss)	1,077		231,116		640	(11,322)